Share warrants (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of reserves within equity [line items]
Schedule of Fair Value of Private Warrants Determined using Black-Scholes Option Pricing Model

The following tables list the inputs to the models used for the years ended March 31, 2021:

For the year ended March 31,2021
Particulars
Dividend yield (%)	3.4%
Expected volatility (%)	22.0%
Risk–free interest rate (%)	4.16% - 5.92%
Weighted average remaining contractual life of options granted	9.44 years
Weighted average share price (in INR)	471
Weighted average fair value (in INR)	133.01

Schedule of Warrant Obligations

The Group has recognised the following warrant obligations (refer Note 29):

Particulars	Public warrants	Private warrants	Total
Beginning balance at August 23, 2021	1,084	663	1,747
Foreign currency translation	31	18	49
Change in fair value	428	262	690
Balance at March 31, 2022	1,543	943	2,486
Foreign currency translation	149	30	179
Converted to Public warrants	171	(171)	—
Change in fair value	(948)	(408)	(1,356)
Balance at March 31, 2023	915	394	1,309